Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
December 31, 2021
EMQ-NPRT1-0322
1.876938.113
Common Stocks - 95.1%
	Shares	Value ($)
Belgium - 0.3%
Titan Cement International Trading SA	409,393	6,155,684

Bermuda - 1.0%
China Gas Holdings Ltd.	2,342,000	4,865,682
Credicorp Ltd. (United States)	58,409	7,129,987
Huanxi Media Group Ltd. (a)	7,875,521	1,424,099
Kerry Properties Ltd.	402,500	1,047,861
Kunlun Energy Co. Ltd.	4,018,000	3,766,770
Shangri-La Asia Ltd. (a)	510,000	425,788
TOTAL BERMUDA		18,660,187
Brazil - 2.9%
Atacadao SA	2,250,400	6,161,329
Dexco SA	1,733,380	4,655,541
ENGIE Brasil Energia SA	283,500	1,954,979
Equatorial Energia SA	916,500	3,720,299
Localiza Rent A Car SA	410,087	3,902,085
LOG Commercial Properties e Participacoes SA	233,900	1,061,998
Natura & Co. Holding SA (a)	1,128,775	5,153,456
Rede D'Oregon Sao Luiz SA (b)	432,272	3,479,130
Rumo SA (a)	1,540,200	4,910,943
Suzano Papel e Celulose SA	483,400	5,216,728
Transmissora Alianca de Energia Eletrica SA unit	359,000	2,344,135
Vale SA sponsored ADR	730,215	10,237,614
TOTAL BRAZIL		52,798,237
British Virgin Islands - 0.2%
Fix Price Group Ltd. GDR (Reg. S)	315,757	2,374,429
VK Co. Ltd. GDR (Reg. S) (a)	60,310	698,125
TOTAL BRITISH VIRGIN ISLANDS		3,072,554
Canada - 0.7%
Barrick Gold Corp.	685,900	13,032,100

Cayman Islands - 20.7%
Akeso, Inc. (a)(b)	398,022	1,735,513
Alibaba Group Holding Ltd. (a)	3,345,615	49,165,762
Ant International Co. Ltd. Class C (a)(c)(d)	436,400	824,796
Antengene Corp. (a)(b)	1,499,237	1,886,171
Archosaur Games, Inc. (b)	150,132	154,800
BeiGene Ltd. ADR (a)	2,058	557,574
Bilibili, Inc. ADR (a)(e)	301,612	13,994,797
Chailease Holding Co. Ltd.	1,602,989	15,240,397
China Resources Land Ltd.	751,000	3,159,044
CIFI Holdings Group Co. Ltd.	3,511,672	2,112,169
CK Asset Holdings Ltd.	209,500	1,320,533
ENN Energy Holdings Ltd.	382,100	7,193,577
ESR Cayman Ltd. (a)(b)	394,800	1,334,134
GlobalFoundries, Inc.	25,500	1,656,735
Haitian International Holdings Ltd.	1,137,000	3,156,895
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,187,296	2,893,040
Innovent Biologics, Inc. (a)(b)	478,656	2,961,847
Jacobio Pharmaceuticals Group Co. Ltd. (b)	1,046,411	1,945,862
JD Health International, Inc. (b)	139,977	1,103,114
JD.com, Inc. sponsored ADR (a)	277,056	19,413,314
KE Holdings, Inc. ADR (a)	19,600	394,352
Kingdee International Software Group Co. Ltd. (a)	974,316	2,998,837
Kuaishou Technology Class B (b)	497,965	4,601,237
KWG Group Holdings Ltd.	445,500	291,380
Li Auto, Inc. Class A (a)	3	47
Li Ning Co. Ltd.	778,302	8,519,096
Longfor Properties Co. Ltd. (b)	493,000	2,320,357
Medlive Technology Co. Ltd. (b)	473,470	1,651,594
Medlive Technology Co. Ltd.	191,500	634,604
Meituan Class B (a)(b)	1,189,639	34,401,375
NetEase, Inc. ADR	36,575	3,722,604
PagSeguro Digital Ltd. (a)(e)	189,009	4,955,816
Parade Technologies Ltd.	33,900	2,586,993
Pinduoduo, Inc. ADR (a)	245,887	14,335,212
Pop Mart International Group Ltd. (b)	321,735	1,844,368
Sea Ltd. ADR (a)	45,473	10,172,765
Shimao Property Holdings Ltd.	454,720	297,410
Silergy Corp.	31,000	5,620,603
SITC International Holdings Co. Ltd.	655,000	2,368,821
Tencent Holdings Ltd.	1,650,869	96,330,055
Tencent Music Entertainment Group ADR (a)	114,588	784,928
Tongdao Liepin Group (a)	587,541	1,427,118
Trip.com Group Ltd. ADR (a)	191,101	4,704,907
Uni-President China Holdings Ltd.	3,185,400	3,088,358
Wuxi Biologics (Cayman), Inc. (a)(b)	933,431	11,050,800
XP, Inc. Class A (a)	330,383	9,495,207
XPeng, Inc.:
ADR (a)	339,403	17,082,153
Class A	1	24
Zai Lab Ltd. (a)	50,775	3,237,395
TOTAL CAYMAN ISLANDS		380,728,490
Chile - 0.7%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	254,765	12,847,799

China - 9.1%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	57,799	2,371,986
Bafang Electric Suzhou Co. Ltd. (A Shares)	95,900	3,403,823
Beijing Enlight Media Co. Ltd. (A Shares)	2,363,200	4,777,634
Beijing Sinohytec Co. Ltd. (A Shares) (a)	52,500	2,237,162
C&S Paper Co. Ltd. (A Shares)	1,542,100	4,054,136
China Communications Services Corp. Ltd. (H Shares)	5,010,000	2,441,536
China Construction Bank Corp. (H Shares)	35,840,000	24,835,217
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	1,026,200	2,153,759
China Petroleum & Chemical Corp. (H Shares)	13,404,000	6,243,869
China Tower Corp. Ltd. (H Shares) (b)	7,763,439	856,238
Contemporary Amperex Technology Co. Ltd.	16,900	1,563,412
Daqin Railway Co. Ltd. (A Shares)	2,008,092	2,021,961
DBAPPSecurity Ltd. (A Shares)	67,355	2,657,068
Estun Automation Co. Ltd. (A Shares)	306,300	1,250,529
Flat Glass Group Co. Ltd.	324,186	1,646,385
Gemdale Corp. (A Shares)	1,092,377	2,229,060
Great Wall Motor Co. Ltd. (H Shares)	1,940,349	6,668,935
Haier Smart Home Co. Ltd.	1,413,600	5,973,430
Haier Smart Home Co. Ltd. (A Shares)	211,600	995,064
Hongfa Technology Co. Ltd. (A Shares)	297,300	3,491,209
OPT Machine Vision Tech Co. Ltd. (A Shares)	25,200	1,118,718
Pharmaron Beijing Co. Ltd. (H Shares) (b)	236,514	3,648,920
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,971,500	21,412,987
Poly Developments & Holdings (A Shares)	842,015	2,070,561
Proya Cosmetics Co. Ltd. (A Shares)	223,400	7,321,542
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	114,153	6,839,015
ShenZhen Topband Co. Ltd. (A Shares)	874,362	2,571,046
Sinopec Engineering Group Co. Ltd. (H Shares)	2,152,500	1,062,786
Sinopharm Group Co. Ltd. (H Shares)	1,083,049	2,355,677
Sungrow Power Supply Co. Ltd. (A Shares)	67,173	1,540,854
TravelSky Technology Ltd. (H Shares)	1,143,000	1,923,189
Tsingtao Brewery Co. Ltd. (H Shares)	1,740,000	16,289,732
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	349,564	1,326,967
WuXi AppTec Co. Ltd. (H Shares) (b)	212,733	3,683,074
Xiamen Faratronic Co. Ltd. (A Shares)	75,600	2,764,186
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	95,900	2,901,095
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	954,800	5,528,560
TOTAL CHINA		166,231,322
Cyprus - 1.1%
TCS Group Holding PLC GDR	228,174	19,235,045

France - 0.1%
Ubisoft Entertainment SA (a)	25,903	1,263,556

Germany - 0.1%
Delivery Hero AG (a)(b)	18,161	2,010,251

Greece - 0.1%
Piraeus Financial Holdings SA (a)	614,200	900,597

Hong Kong - 1.3%
AIA Group Ltd.	844,400	8,522,401
China Overseas Land and Investment Ltd.	914,460	2,164,902
China Resources Beer Holdings Co. Ltd.	1,242,666	10,175,533
Guangdong Investment Ltd.	2,282,000	2,900,221
TOTAL HONG KONG		23,763,057
Hungary - 0.7%
OTP Bank PLC (a)	191,400	9,792,332
Richter Gedeon PLC	97,239	2,614,821
TOTAL HUNGARY		12,407,153
India - 14.0%
Adani Ports & Special Economic Zone Ltd.	837,608	8,212,350
Apollo Hospitals Enterprise Ltd.	42,300	2,847,070
Axis Bank Ltd. (a)	1,328,143	12,099,071
Bajaj Finance Ltd.	131,948	12,359,917
Bandhan Bank Ltd. (b)	1,886,700	6,400,788
Bharat Electronics Ltd.	1,340,600	3,778,683
CE Info Systems Ltd.	30,987	697,339
Divi's Laboratories Ltd.	43,538	2,734,467
Embassy Office Parks (REIT)	268,100	1,222,442
HDFC Bank Ltd.	1,761,182	34,796,154
Hindustan Aeronautics Ltd.	1,620	26,330
Housing Development Finance Corp. Ltd.	24,700	857,682
Indraprastha Gas Ltd.	719,520	4,543,971
Indus Towers Ltd.	119,600	398,688
Infosys Ltd.	508,259	12,846,052
Infosys Ltd. sponsored ADR	512,465	12,970,489
ITC Ltd.	1,658,887	4,856,219
JK Cement Ltd.	306,998	14,008,541
Larsen & Toubro Ltd.	419,416	10,675,440
Mahanagar Gas Ltd.	192,690	2,232,390
Manappuram General Finance & Leasing Ltd.	2,069,957	4,574,214
Max Healthcare Institute Ltd. (a)	345,633	2,055,163
NTPC Ltd.	2,566,422	4,286,213
Oberoi Realty Ltd. (a)	220,566	2,551,940
Oil & Natural Gas Corp. Ltd.	2,548,100	4,871,378
Petronet LNG Ltd.	732,568	2,128,289
Power Grid Corp. of India Ltd.	2,504,674	6,873,176
Reliance Industries Ltd.	892,997	28,391,253
Shree Cement Ltd.	24,427	8,850,287
Shriram Transport Finance Co. Ltd.	704,100	11,504,037
Sun Pharmaceutical Industries Ltd.	117,185	1,330,496
Tata Motors Ltd. (a)	888,526	5,716,095
Tata Steel Ltd.	405,800	6,055,184
Tech Mahindra Ltd.	409,557	9,845,237
Titan Co. Ltd.	54,073	1,831,133
Torrent Pharmaceuticals Ltd.	69,490	3,058,555
Voltas Ltd.	164,356	2,690,098
Zomato Ltd. (a)	1,046,080	1,929,643
TOTAL INDIA		257,106,474
Indonesia - 1.6%
PT Bank Central Asia Tbk	24,236,800	12,413,867
PT Bank Rakyat Indonesia Tbk	53,180,155	15,311,960
PT Dayamitra Telekomunikasi Tbk (a)	7,008,600	408,149
PT United Tractors Tbk	1,060,000	1,647,360
TOTAL INDONESIA		29,781,336
Japan - 1.0%
Capcom Co. Ltd.	67,604	1,591,512
JTOWER, Inc. (a)	14,425	1,210,130
Money Forward, Inc. (a)	31,903	1,919,228
Recruit Holdings Co. Ltd.	23,423	1,425,424
Renesas Electronics Corp. (a)	228,207	2,823,077
Square Enix Holdings Co. Ltd.	38,066	1,952,442
Tokyo Electron Ltd.	6,853	3,948,682
Z Holdings Corp.	739,000	4,287,652
TOTAL JAPAN		19,158,147
Korea (South) - 12.4%
AMOREPACIFIC Group, Inc.	137,919	5,145,063
Coway Co. Ltd.	71,120	4,450,795
Hana Financial Group, Inc.	238,437	8,433,592
Hanon Systems	238,430	2,697,467
Hyundai Mobis	24,916	5,333,828
Hyundai Motor Co.	4,030	708,475
Kakao Corp.	96,985	9,177,619
Kakao Pay Corp. (a)	17,507	2,569,686
KB Financial Group, Inc.	326,716	15,107,485
Kia Corp.	173,179	11,974,020
LG Chemical Ltd.	6,280	3,248,686
LG Corp.	58,072	3,951,739
NCSOFT Corp.	6,761	3,656,746
Netmarble Corp. (b)	7,517	790,365
POSCO	65,771	15,186,222
S-Oil Corp.	50,730	3,656,947
Samsung Biologics Co. Ltd. (a)(b)	9,995	7,591,778
Samsung Electronics Co. Ltd.	1,250,473	82,358,612
Samsung SDI Co. Ltd.	15,776	8,691,828
SK Hynix, Inc.	286,606	31,581,264
Studio Dragon Corp. (a)	24,171	1,850,159
TOTAL KOREA (SOUTH)		228,162,376
Luxembourg - 0.2%
Adecoagro SA (a)	90,904	698,143
Globant SA (a)	10,797	3,391,230
TOTAL LUXEMBOURG		4,089,373
Mauritius - 0.1%
Jumo World Ltd. (d)	161	1,210,033

Mexico - 2.6%
CEMEX S.A.B. de CV sponsored ADR (a)	2,399,700	16,269,966
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,143,900	2,303,387
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	362,296	4,992,574
Grupo Aeroportuario Norte S.A.B. de CV	269,400	1,809,245
Grupo Financiero Banorte S.A.B. de CV Series O	2,245,032	14,584,951
Wal-Mart de Mexico SA de CV Series V	2,248,200	8,354,645
TOTAL MEXICO		48,314,768
Netherlands - 1.7%
Adyen BV (a)(b)	684	1,795,502
ASML Holding NV (Netherlands)	3,169	2,538,435
CTP BV (b)	39,629	848,180
NXP Semiconductors NV	7,597	1,730,445
X5 Retail Group NV GDR (Reg. S)	201,200	5,327,702
Yandex NV Series A (a)	323,546	19,574,533
TOTAL NETHERLANDS		31,814,797
Panama - 0.2%
Copa Holdings SA Class A (a)	49,100	4,058,606

Philippines - 0.2%
Ayala Land, Inc.	2,606,800	1,875,874
SM Investments Corp.	111,000	2,052,412
TOTAL PHILIPPINES		3,928,286
Poland - 0.2%
CD Projekt RED SA (e)	75,519	3,591,868

Russia - 3.4%
Gazprom OAO sponsored ADR (Reg. S)	1,021,100	9,428,991
LSR Group OJSC	10,500	85,052
Lukoil PJSC sponsored ADR	172,500	15,456,157
Novatek PJSC GDR (Reg. S)	48,000	11,222,644
Sberbank of Russia	794,750	3,113,422
Sberbank of Russia sponsored ADR	1,082,492	17,368,590
Severstal PAO GDR (Reg. S)	273,100	5,890,724
TOTAL RUSSIA		62,565,580
Saudi Arabia - 1.2%
Al Rajhi Bank	477,272	18,026,095
Saudi Tadawul Group Holding Co.	140,600	4,711,134
TOTAL SAUDI ARABIA		22,737,229
Singapore - 0.3%
First Resources Ltd.	5,276,800	5,912,710

South Africa - 2.7%
Bidvest Group Ltd./The	230,993	2,746,258
Capitec Bank Holdings Ltd.	69,199	8,857,993
FirstRand Ltd.	2,522,228	9,623,562
Impala Platinum Holdings Ltd.	1,325,000	18,691,423
Pick 'n Pay Stores Ltd.	2,636,408	8,681,037
TOTAL SOUTH AFRICA		48,600,273
Taiwan - 10.4%
ASE Technology Holding Co. Ltd.	1,133,799	4,373,656
Hon Hai Precision Industry Co. Ltd. (Foxconn)	256,678	963,179
MediaTek, Inc.	579,712	24,891,116
Novatek Microelectronics Corp.	94,000	1,828,108
Taiwan Semiconductor Manufacturing Co. Ltd.	6,342,706	140,063,983
Unified-President Enterprises Corp.	2,791,000	6,908,266
Unimicron Technology Corp.	267,000	2,225,401
United Microelectronics Corp.	3,937,000	9,207,514
TOTAL TAIWAN		190,461,223
Thailand - 0.4%
Land & House PCL (For. Reg.)	3,819,700	1,004,239
PTT Global Chemical PCL (For. Reg.)	3,484,300	6,124,066
TOTAL THAILAND		7,128,305
Turkey - 0.4%
Aselsan A/S	3,120,000	4,924,454
Bim Birlesik Magazalar A/S JSC	490,000	2,270,542
TOTAL TURKEY		7,194,996
United Kingdom - 0.8%
Helios Towers PLC (a)	449,295	1,041,822
Mondi PLC	171,842	4,261,272
Prudential PLC (a)	531,198	9,185,932
TOTAL UNITED KINGDOM		14,489,026
United States of America - 2.3%
Activision Blizzard, Inc.	31,075	2,067,420
Airbnb, Inc. Class A	6,300	1,048,887
Dlocal Ltd.	161,712	5,771,501
FirstCash Holdings, Inc.	76,272	5,705,908
Li Auto, Inc. ADR (a)	420,258	13,490,282
Marvell Technology, Inc.	33,876	2,963,811
Microsoft Corp.	7,200	2,421,504
NVIDIA Corp.	8,971	2,638,461
Roblox Corp. (a)	8,410	867,576
Salesforce.com, Inc. (a)	9,730	2,472,685
Snap, Inc. Class A (a)	74,731	3,514,599
TOTAL UNITED STATES OF AMERICA		42,962,634
TOTAL COMMON STOCKS (Cost $1,314,690,180)		1,746,374,072

Preferred Stocks - 2.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
China - 0.3%
ByteDance Ltd. Series E1 (a)(c)(d)	30,246	3,750,504
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	52,588	744,120
		4,494,624
India - 0.1%
Meesho Series F (c)(d)	33,863	2,596,354
TOTAL CONVERTIBLE PREFERRED STOCKS		7,090,978
Nonconvertible Preferred Stocks - 1.8%
Brazil - 1.4%
Ambev SA sponsored ADR	3,706,900	10,379,320
Companhia de Transmissao de Energia Eletrica Paulista (PN)	271,500	1,184,949
Metalurgica Gerdau SA (PN)	3,541,400	7,235,392
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	431,500	4,362,465
sponsored ADR (e)	314,300	3,451,014
		26,613,140
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	58,051	4,931,784
United States of America - 0.1%
Gupshup, Inc. (c)(d)	44,950	1,027,791
TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,572,715
TOTAL PREFERRED STOCKS (Cost $34,216,269)		39,663,693

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 3/3/22 to 3/31/22 (g) (Cost $1,569,865)	1,570,000	1,569,861

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (h)	38,701,145	38,708,885
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	16,698,033	16,699,703
TOTAL MONEY MARKET FUNDS (Cost $55,408,205)		55,408,588

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,405,884,519)	1,843,016,214
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(7,798,605)
NET ASSETS - 100.0%	1,835,217,609

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	406	Mar 2022	24,893,890	114,014	114,014

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,687,391 or 5.7% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,943,565 or 0.5% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,379,885.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,663,286
ByteDance Ltd. Series E1	11/18/20	3,314,181
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915
Gupshup, Inc.	6/08/21	1,027,791
Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	20,872,933	183,409,051	165,573,099	3,314	-	-	38,708,885	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	19,520,703	78,770,017	81,591,017	11,368	-	-	16,699,703	0.1%
Total	40,393,636	262,179,068	247,164,116	14,682	-	-	55,408,588

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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